Consolidated Statements of Income and Comprehensive Income - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Income and Comprehensive Income
Revenue	₽ 15,968,033	₽ 8,282,107	₽ 7,788,741
Operating costs and expenses (exclusive of depreciation and amortization)	(7,949,215)	(4,691,300)	(4,300,263)
Depreciation and amortization	(1,066,284)	(750,558)	(683,317)
Operating income	6,952,534	2,840,249	2,805,161
Finance income	243,108	59,329	76,764
Finance costs	(659,579)	(409,545)	(603,280)
Changes in put liability to non-controlling participants in subsidiary	(32,467)
Net foreign exchange gain/(loss)	1,424	83,030	(46,508)
Gain on remeasurement of previously held interest at the fair value	223,308
Share of loss of equity-accounted investees (net of income tax)	(17,925)	(49,181)	(30,542)
Other income	157,202	47,715	23,853
Profit before income tax	6,867,605	2,571,597	2,225,448
Income tax expense	(1,374,834)	(685,772)	(644,422)
Net income for the year	5,492,771	1,885,825	1,581,026
Attributable to:
Owners of the Company	5,390,677	1,748,960	1,448,018
Non-controlling interest	102,094	136,865	133,008
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences	(1,822)	15,109	(41,818)
Total comprehensive income, net of tax	5,490,949	1,900,934	1,539,208
Attributable to:
Owners of the Company	5,388,139	1,762,011	1,408,597
Non-controlling interest	₽ 102,810	₽ 138,923	₽ 130,611
Earnings per share
Basic (in Russian Roubles per share)	₽ 106.75	₽ 34.84	₽ 28.96
Diluted (in Russian Roubles per share)	₽ 103.96	₽ 33.90	₽ 28.42